Grandhaven Option	12 Months Ended
Mar. 31, 2013
Grandhaven Option
Grandhaven Option

Note 11—Grandhaven Option

On November 22, 2011, Prospect completed two transactions with entities related to Hexagon Investments, LLC (refer to Note 12—Related Party Transactions for additional information). As part of the consideration given in those transactions, Prospect must either (a) assign a 1% overriding royalty interest in AWP’s future production revenues or (b) settle the obligation through issuance of the Company’s common shares to a Hexagon related entity, Grandhaven Energy, based on the estimated fair value of a 1% royalty interest at the time of exercise (“Grandhaven Option.”).  To the extent we have not completed the assignment of this 1% royalty interest to Grandhaven Energy by December 31, 2013, Grandhaven Energy can elect to have this obligation settled through the issuance of the Company’s common shares at any time after this date.

Therefore, upon execution of the transaction, we recognized a non-recurring liability for the fair value of the obligation. In order to establish the fair value of a 1% overriding royalty interest and ultimately our performance obligation, we used the fair value hierarchy established by GAAP. We used the lowest level of input significant to the fair value measurement, measuring the fair value of the obligation using Level 3 inputs.

Recognizing that the Grandhaven Option derives its value from the fair value of a 1% royalty interest, we used the income approach to estimate the fair value of a 1% royalty interest. The royalty is calculated based upon anticipated gross sales of potash. To calculate the value of the 1% royalty interest at inception, management developed a model to estimate the net present value (NPV) of future gross potash sales. The model probability weighted possible outcomes utilizing varying selling price and production inputs. The discount rate applied throughout the model represented Prospect’s estimated cost of capital.

Based on the above, the fair value for the Grandhaven Option upon issuance (November 22, 2011) was deemed to be $4.1 million.